Other Current Assets	12 Months Ended
Dec. 31, 2019
Miscellaneous current assets [abstract]
Other Current Assets
25.	Other Current Assets
The composition of other current assets is shown below:

		December 31	December 31
(in thousands)	Note	2019	2018

Non-revolving term loan		$431	$-

Prepaid expenses		1,492	1,508

Class action settlement recoverable	29	41,500	-

Other		81	33

Total other current assets		$43,504	$1,541
Non-revolving
term loan
On November 25, 2019, the Company entered into a
non-revolving
term loan with Kutcho, under which Kutcho can draw up to a maximum of $1 million (Cdn$1.3 million). The credit facility, which matures on December 31, 2020, carries interest at 15% per annum, compounded monthly.